SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2017	2016	2017	2016
		%

Short-term bank credit	CAD	3.20	2.95	$4,191	$8,540

b.
As of  December 31, 2017 and 2016, the Company had short-term and revolving credit lines of approximately $14,560 and $13,542 (out of which $4,191 and  $8,540 respectively were utilized as presented in the table above), respectively, from Israeli and Canadian banks. The Company's current credit lines, if not extended, will expire in December 2018 in the Israeli banks and in July 2018 in the Canadian bank.